Other assets (Tables)	12 Months Ended
Dec. 31, 2014
Schedule Of Other Assets Table Text Block
(In thousands)	2014	2013
Net deferred tax assets (net of valuation allowance)	$812,819	$761,768
Investments under the equity method	225,625	197,006
Bank-owned life insurance program	-	228,805
Prepaid FDIC insurance assessment	360	383
Prepaid taxes	198,120	91,504
Other prepaid expenses	83,719	67,108
Derivative assets	25,362	34,710
Trades receivables from brokers and counterparties	66,949	71,680
Others	233,489	234,594
Total other assets	$1,646,443	$1,687,558